Segments of Business and Geographic Areas (Details 6) (USD $) In Millions, unless otherwise specified	Dec. 30, 2012		Jan. 01, 2012		Jan. 02, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 66,374	[1]	$ 48,265	[1]	$ 45,848	[1]
Other non long-lived assets	54,074	[1]	64,629	[1]	56,345	[1]
Worldwide total	121,347	[1]	113,644	[1]	102,908	[1]
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	35,115	[1]	23,529	[1]	23,315	[1]
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	25,261	[1]	19,056	[1]	16,791	[1]
Western Hemisphere, excluding U.S. [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	3,636	[1]	3,517	[1]	3,653	[1]
Asia-Pacific, Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	2,362	[1]	2,163	[1]	2,089	[1]
General Corporate [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 899	[1]	$ 750	[1]	$ 715	[1]

[1]	Long-lived assets include property, plant and equipment, net for 2012, 2011 and 2010 of $16,097, $14,739 and $14,553, respectively, and intangible assets and goodwill, net for 2012, 2011 and 2010 of $51,176, $34,276 and $32,010, respectively.